TRADE AND OTHER RECEIVABLES - Market Risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	R 23.1	R 0.0
Strengthening of the Rand against the US Dollar [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net foreign exchange loss	R (2.3)	0.0
Percentage increase or decrease in foreign exchange rates	10.00%
Weakening of the Rand against the US Dollar [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net foreign exchange gain	R 2.3	0.0
Foreign denomination [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	R 1.3	R 0.0